FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

May 2, 2019

Filed Via EDGAR (CIK #0000825063)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Mutual Series Funds (Registrant)

          File Nos. 033-18516 and 811-05387

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 2019.

Sincerely yours,

FRANKLIN MUTUAL SERIES FUNDS

/s/STEVEN J. GRAY

Steven J. Gray

Vice President

SFG/rs